Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, net [Abstract]
Property, Plant and Equipment, net

6. Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2023	2024
At cost:
Leasehold land and buildings	$32,233	$32,233
Plant and machinery	37,293	33,536
Furniture, fixtures and equipment	10,734	10,328
Motor vehicles	1,431	1,352
Leasehold improvements	4,432	4,540
Impairment	(2,769)	(2,308)
	83,354	79,681
Less: accumulated depreciation and amortization	(57,303)	(55,078)
Net book value	$26,051	$24,603

Included in furniture, fixtures and equipment is computer software with net values of $26 and $17 as of March 31, 2023 and 2024, respectively.

Land use rights and long term leased land included in leasehold land and buildings consist of the following:

	March 31,
	2023	2024
At cost:
Land use right of state-owned land(a)	$2,233	$2,233
Long term leased land(b)	947	947
	3,180	3,180
Less: accumulated amortization	(1,708)	(1,795)
	$1,472	$1,385

Amortization expenses for land use rights were $87, $87 and $87 for the years ended March 31, 2022, 2023 and 2024, respectively.

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(a)      The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050. As of March 31, 2023 and 2024, the cost of land use rights of state-owned land and buildings erected were $28,077 and $28,077, respectively.

(b)      Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2024, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application. As of March 31, 2023 and 2024, the cost of land use rights of state-owned land and buildings erected were $4,156 and $4,156, respectively.

Included in leasehold land and buildings is property leased to third parties for rental income under operating lease with net values of $2,671 and $2,576 as of March 31, 2023 and 2024, respectively. Details of these property on lease are as follows:

Included in leasehold land and buildings:

	March 31,
	2023	2024
Cost	$4,273	$4,273
Less: accumulated depreciation and amortization	(1,602)	(1,697)
Net book value	$2,671	$2,576

During the years ended March 31, 2022, 2023 and 2024, the Company had no impairment on its property, plant and equipment. Depreciation of property, plant and equipment were $1,736, $1,709 and $1,523 during the years ended March 31, 2022, 2023 and 2024, respectively.